UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.47%

Aerospace & Defense 2.24%

Astronics Corp.*	602,487	$40,553
Hexcel Corp.	717,177	35,967
Total		76,520

Airlines 1.12%

JetBlue Airways Corp.*	1,870,723	38,406

Banks 2.66%

PrivateBancorp, Inc.	823,197	30,516
SVB Financial Group*	222,555	29,546
Western Alliance Bancorp*	994,717	30,757
Total		90,819

Biotechnology 12.22%

ACADIA Pharmaceuticals, Inc.*	358,374	12,246
Acceleron Pharma, Inc.*	106,680	2,950
Aduro Biotech, Inc.*	120,695	3,066
Agios Pharmaceuticals, Inc.*	88,593	8,181
Alnylam Pharmaceuticals, Inc.*	168,726	17,188
Bluebird Bio, Inc.*	212,394	28,289
Celldex Therapeutics, Inc.*	1,458,875	35,013
Cepheid, Inc.*	852,396	47,819
Clovis Oncology, Inc.*	470,210	37,786
Dyax Corp.*	1,015,268	24,275
Foundation Medicine, Inc.*	442,969	20,160
Juno Therapeutics, Inc.*	350,737	14,990
Neurocrine Biosciences, Inc.*	536,627	18,294
PTC Therapeutics, Inc.*	373,666	21,953
Receptos, Inc.*	193,929	28,573
Sage Therapeutics, Inc.*	302,121	16,012
Spark Therapeutics, Inc.*	260,833	14,938
Synageva BioPharma Corp.*	216,926	19,949
TESARO, Inc.*	459,469	25,027
Ultragenyx Pharmaceutical, Inc.*	371,278	20,951
Total		417,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2015

Investments	Shares	Fair Value (000)
Building Products 1.27%

Apogee Enterprises, Inc.	302,982	$15,943
Trex Co., Inc.*	585,082	27,452
Total		43,395

Capital Markets 3.86%

Janus Capital Group, Inc.	1,597,312	28,592
Noah Holdings Ltd. ADR*	520,829	17,651
Stifel Financial Corp.*	647,818	34,231
WisdomTree Investments, Inc.	2,697,139	51,353
Total		131,827

Chemicals 0.11%

Flotek Industries, Inc.*	268,332	3,835

Commercial Services & Supplies 0.75%

US Ecology, Inc.	544,517	25,543

Communications Equipment 2.34%

Infinera Corp.*	2,277,857	42,824
Ruckus Wireless, Inc.*	1,713,205	20,010
Sierra Wireless, Inc. (Canada)*(a)	483,342	16,985
Total		79,819

Consumer Finance 1.00%

Springleaf Holdings, Inc.*	682,844	34,142

Diversified Consumer Services 1.65%

2U, Inc.*	1,844,723	49,088
LifeLock, Inc.*	495,155	7,234
Total		56,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2015

Investments	Shares	Fair Value (000)
Diversified Financial Services 1.76%

MarketAxess Holdings, Inc.	513,656	$44,097
On Deck Capital, Inc.*	836,176	16,097
Total		60,194

Electronic Equipment, Instruments & Components 2.61%

Cognex Corp.*	823,664	36,974
FARO Technologies, Inc.*	15,110	602
IPG Photonics Corp.*	584,176	51,747
Total		89,323

Food & Staples Retailing 1.43%

Diplomat Pharmacy, Inc.*	1,119,114	40,087
United Natural Foods, Inc.*	129,741	8,752
Total		48,839

Food Products 0.78%

Hain Celestial Group, Inc. (The)*	443,840	26,737

Health Care Equipment & Supplies 4.83%

ABIOMED, Inc.*	659,243	41,677
DexCom, Inc.*	566,828	38,301
Endologix, Inc.*	482,090	7,501
LDR Holding Corp.*	370,619	12,545
NxStage Medical, Inc.*	1,488,531	27,285
ZELTIQ Aesthetics, Inc.*	1,232,930	37,851
Total		165,160

Health Care Providers & Services 2.43%

ExamWorks Group, Inc.*	1,001,040	40,992
Team Health Holdings, Inc.*	708,338	42,196
Total		83,188

Health Care Technology 1.08%

Medidata Solutions, Inc.*	359,679	19,218
Veeva Systems, Inc. Class A*	671,677	17,833
Total		37,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2015

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 4.73%

BJ’s Restaurants, Inc.*	363,858	$17,029
Buffalo Wild Wings, Inc.*	191,081	30,439
Fiesta Restaurant Group, Inc.*	344,237	17,401
Habit Restaurants, Inc. (The) Class A*	343,167	11,366
La Quinta Holdings, Inc.*	1,850,472	44,559
Shake Shack, Inc. Class A*	219,781	15,110
Zoe’s Kitchen, Inc.*	838,139	25,672
Total		161,576

Information Technology Services 2.80%

EPAM Systems, Inc.*	923,295	59,747
MAXIMUS, Inc.	561,450	35,938
Total		95,685

Internet & Catalog Retail 1.41%

HSN, Inc.	154,128	9,620
Wayfair, Inc. Class A*	1,203,820	38,667
Total		48,287

Internet Software & Services 9.39%

Benefitfocus, Inc.*	695,207	24,019
Cimpress NV (Netherlands)*(a)	421,976	35,421
comScore, Inc.*	965,996	50,580
Criteo SA ADR*	723,940	30,015
Demandware, Inc.*	347,112	21,382
Endurance International Group Holdings, Inc.*	536,964	9,848
Gogo, Inc.*	2,722,039	57,544
GrubHub, Inc.*	1,371,086	56,448
Sohu.com, Inc. (China)*(a)	279,869	18,597
TrueCar, Inc.*	410,083	6,323
Youku Tudou, Inc. ADR*	562,861	10,525
Total		320,702

Leisure Product 0.85%

Brunswick Corp.	582,849	29,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2015

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 1.63%

Charles River Laboratories International, Inc.*	353,295	$24,434
Fluidigm Corp.*	836,441	31,333
Total		55,767

Machinery 1.29%

Proto Labs, Inc.*	235,923	16,514
RBC Bearings, Inc.	375,856	27,434
Total		43,948

Media 1.03%

IMAX Corp. (Canada)*(a)	811,770	30,328
Rentrak Corp.*	99,711	4,726
Total		35,054

Oil, Gas & Consumable Fuels 0.83%

GasLog Ltd. (Monaco)(a)	1,266,044	28,220

Pharmaceuticals 1.81%

Depomed, Inc.*	901,913	20,978
Horizon Pharma plc*	894,026	25,140
Prestige Brands Holdings, Inc.*	404,529	15,878
Total		61,996

Professional Services 1.06%

Paylocity Holding Corp.*	1,041,411	29,316
TriNet Group, Inc.*	197,949	6,932
Total		36,248

Road & Rail 0.49%

Knight Transportation, Inc.	579,238	16,740

Semiconductors & Semiconductor Equipment 6.68%

Ambarella, Inc.*	545,617	39,912
Cavium, Inc.*	841,133	54,497
Cirrus Logic, Inc.*	791,769	26,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2015

Investments	Shares	Fair Value (000)
Rambus, Inc.*	3,086,059	$42,711
SunPower Corp.*	1,221,083	39,307
Tessera Technologies, Inc.	695,429	25,112
Total		228,285

Software 12.42%

Barracuda Networks, Inc.*	431,845	17,503
CyberArk Software Ltd. (Israel)*(a)	722,442	45,478
FireEye, Inc.*	1,283,657	53,015
Glu Mobile, Inc.*	835,601	5,649
Manhattan Associates, Inc.*	728,581	38,294
Materialise NV ADR*	502,403	3,713
Paycom Software, Inc.*	828,075	26,175
Proofpoint, Inc.*	631,600	34,094
Qualys, Inc.*	690,084	34,173
Synchronoss Technologies, Inc.*	1,053,284	48,325
Tableau Software, Inc. Class A*	484,633	47,416
Ultimate Software Group, Inc. (The)*	259,070	43,062
Zendesk, Inc.*	1,192,107	27,490
Total		424,387

Specialty Retail 2.49%

Asbury Automotive Group, Inc.*	312,619	26,269
MarineMax, Inc.*	918,897	20,289
Restoration Hardware Holdings, Inc.*	445,256	38,368
Total		84,926

Technology Hardware, Storage & Peripherals 0.34%

Cray, Inc.*	411,959	11,572

Textiles, Apparel & Luxury Goods 2.15%

G-III Apparel Group Ltd.*	96,468	10,725
Skechers U.S.A., Inc. Class A*	696,562	62,635
Total		73,360

Trading Companies & Distributors 0.93%

Air Lease Corp.	826,226	31,917
Total Common Stocks (cost $2,698,199,973)		3,296,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2015

	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.94%

Repurchase Agreement

Repurchase Agreement dated 4/30/2015, Zero Coupon due 5/1/2015 with Fixed Income Clearing Corp. collateralized by $32,955,000 of Federal Home Loan Bank 0.19% due 9/16/2015; value: $32,955,000; proceeds: $32,308,497 (cost $32,308,497)	$32,308	$32,308

Total Investments in Securities 97.41% (cost $2,730,508,470)		3,328,924

Other Assets in Excess of Liabilities 2.59%		88,387

Net Assets 100.00%		$3,417,311

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2015

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,296,616	$—	$—	$3,296,616
Repurchase Agreement	—	32,308	—	32,308
Total	$3,296,616	$32,308	$—	$3,328,924

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of April 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,763,900,598
Gross unrealized gain	618,693,019
Gross unrealized loss	(53,669,962)
Net unrealized security gain	$565,023,057

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2015:

Notes to Schedule of Investments (unaudited)(concluded)

Affiliated Issuer	Balance of Shares Held at 7/31/2014	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2015	Fair Value at 4/30/2015		Net Realized Loss 8/1/2014 to 4/30/2015(a)	Dividend Income 8/1/2014 to 4/30/2015(a)
Blackhawk Network Holdings, Inc.(b)	—	934,200	(934,200)	—	$—	(c)	$(768,682)	$—
Chuy’s Holdings, Inc.(b)	624,351	200,348	(824,699)	—	—	(c)	(4,021,775)	—
Rentrak Corp.(b)	570,210	122,267	(592,766)	99,711	—	(c)	(1,220,466)	—
Wayfair, Inc. Class A(b)	—	1,236,363	(32,543)	1,203,820	—	(c)	(291,760)	—
ZELTIQ Aesthetics, Inc.	1,967,186	93,232	(827,488)	1,232,930	—	(c)	500,575	—
zulily, Inc. Class A	968,288	444,055	(1,412,343)	—	—	(c)	(109,200)	—
Total					$—		$(5,911,308)	$—

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of July 31, 2014.
(c)	No longer an affiliated issuer as of April 30, 2015.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 17, 2015

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 17, 2015

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 17, 2015